Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000003067 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	19.29%
C000003067 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000003067 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000003067 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000003067 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000003067 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000003067 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000003067 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000003067 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000003067 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000003067 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.64%
C000003067 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	27.51%
C000003067 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	26.17%
C000003067 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000003067 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000003067 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000003067 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000003067 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000201587 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000201587 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000201587 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000201587 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000201587 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000201587 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000201587 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000201587 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000201587 | T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000201587 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000201587 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000201587 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000201587 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	83.02%
C000201587 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000201587 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000201587 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000201588 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000201588 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000201588 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000201588 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000201588 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000201588 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000201588 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000201588 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000201588 | T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000201588 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000201588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000201588 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000201588 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	83.02%
C000201588 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000201588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000201588 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000127913 | Alpha Generation LLC
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000127913 | EagleView Technology Co.
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000127913 | Magnite, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000127913 | Asurion LLC
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000127913 | Osmosis Buyer Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000127913 | Catalent Pharma Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000127913 | Xerox Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000127913 | Vantage Elevator Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000127913 | Parexel International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000127913 | Element Materials Technology Group U.S. Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000127913 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000127913 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000127913 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000127913 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000127913 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127913 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	89.92%
C000127913 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000127912 | Alpha Generation LLC
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000127912 | EagleView Technology Co.
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000127912 | Magnite, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000127912 | Asurion LLC
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000127912 | Osmosis Buyer Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000127912 | Catalent Pharma Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000127912 | Xerox Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000127912 | Vantage Elevator Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000127912 | Parexel International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000127912 | Element Materials Technology Group U.S. Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000127912 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000127912 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000127912 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000127912 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000127912 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127912 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	89.92%
C000127912 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000003068 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000003068 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003068 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000003068 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003068 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000003068 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000003068 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000003068 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000003068 | GLP Capital LP/GLP Financing II, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000003068 | Ferrellgas LP/Ferrellgas Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000003068 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000003068 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	73.64%
C000003068 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000003068 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003069 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000003069 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003069 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000003069 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003069 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000003069 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000003069 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000003069 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000003069 | GLP Capital LP/GLP Financing II, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000003069 | Ferrellgas LP/Ferrellgas Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000003069 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000003069 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	73.64%
C000003069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000003069 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003070 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000003070 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	37.24%
C000003070 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000003070 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000003070 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000003070 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000003070 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000003070 | Fannie Mae Pool MA4733
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000003070 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000003070 | WarnerMedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000003070 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000003070 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000003070 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000003070 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	54.09%
C000003070 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000003070 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000003070 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000003070 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000003071 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000003071 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	37.24%
C000003071 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000003071 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000003071 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000003071 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000003071 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000003071 | Fannie Mae Pool MA4733
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000003071 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000003071 | WarnerMedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000003071 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000003071 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000003071 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000003071 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	54.09%
C000003071 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000003071 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000003071 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000003071 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000201585 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201585 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	12.07%
C000201585 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000201585 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000201585 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000201585 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000201585 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000201585 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000201585 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000201585 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000201585 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000201585 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	30.22%
C000201585 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000201585 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.95%
C000201585 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000201585 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000201586 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201586 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	12.07%
C000201586 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000201586 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000201586 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000201586 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000201586 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000201586 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000201586 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000201586 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000201586 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000201586 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	30.22%
C000201586 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000201586 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.95%
C000201586 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000201586 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000058169 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000058169 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000058169 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000058169 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000058169 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000058169 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000058169 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000058169 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000058169 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000058169 | BX Commercial Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000058169 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000058169 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	57.01%
C000058169 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000058169 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000058169 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000058169 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000058169 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000003063 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000003063 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000003063 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000003063 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000003063 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000003063 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000003063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000003063 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000003063 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000003063 | BX Commercial Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000003063 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000003063 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	57.01%
C000003063 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000003063 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000003063 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000003063 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003063 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000003064 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000003064 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000003064 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000003064 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000003064 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000003064 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000003064 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000003064 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000003064 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000003064 | BX Commercial Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000003064 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000003064 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	57.01%
C000003064 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000003064 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000003064 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000003064 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003064 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000003074 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000003074 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000003074 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000003074 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000003074 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000003074 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000003074 | GSAA Home Equity Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000003074 | FirstKey Homes Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000003074 | Progress Residential,
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000003074 | First Franklin Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000003074 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.49%
C000003074 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	52.37%
C000003074 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	23.71%
C000003074 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.92%
C000003074 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000003074 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000003075 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000003075 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000003075 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000003075 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000003075 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000003075 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000003075 | GSAA Home Equity Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000003075 | FirstKey Homes Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000003075 | Progress Residential,
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000003075 | First Franklin Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000003075 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.49%
C000003075 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	52.37%
C000003075 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	23.71%
C000003075 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.92%
C000003075 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000003075 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000228997 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000228997 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000228997 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000228997 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000228997 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000228997 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000228997 | BX Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000228997 | MHC Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000228997 | Commercial Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000228997 | GoodLeap Sustainable Home Solutions Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000228997 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000228997 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	76.83%
C000228997 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000228997 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000228996 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000228996 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000228996 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000228996 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000228996 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000228996 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000228996 | BX Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000228996 | MHC Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000228996 | Commercial Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000228996 | GoodLeap Sustainable Home Solutions Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000228996 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000228996 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	76.83%
C000228996 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000228996 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000058170 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000058170 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000058170 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000058170 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000058170 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000058170 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000058170 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000058170 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000058170 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000058170 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000058170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000058170 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000058170 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000058170 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000058170 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000058170 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000058170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000058170 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000058170 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000003065 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000003065 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000003065 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003065 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000003065 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000003065 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000003065 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000003065 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000003065 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000003065 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000003065 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000003065 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000003065 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000003065 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000003065 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000003065 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000003065 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000003065 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000003065 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000218401 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000218401 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000218401 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000218401 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000218401 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000218401 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000218401 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000218401 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000218401 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000218401 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000218401 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000218401 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000218401 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000218401 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000218401 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000218401 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000218401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000218401 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000218401 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000003066 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000003066 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000003066 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003066 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000003066 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000003066 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000003066 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000003066 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000003066 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000003066 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000003066 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000003066 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000003066 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000003066 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000003066 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000003066 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000003066 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000003066 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000003066 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000102908 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000102908 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000102908 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000102908 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000102908 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000102908 | U.S. Treasury Bonds (WI)
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000102908 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000102908 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000102908 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000102908 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000102908 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000102908 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000102908 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000102908 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000102908 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000102908 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000102908 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000102908 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000102908 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000003072 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000003072 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000003072 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000003072 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000003072 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000003072 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000003072 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003072 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000003072 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000003072 | U.S. International Development Finance Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000003072 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003072 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	45.02%
C000003072 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	25.92%
C000003072 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.24%
C000003072 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000003072 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000003073 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000003073 | U.S. Treasury Notes (WI)
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000003073 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000003073 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000003073 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000003073 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000003073 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003073 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000003073 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000003073 | U.S. International Development Finance Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000003073 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003073 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	45.02%
C000003073 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	25.92%
C000003073 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.24%
C000003073 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000003073 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000105186 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105186 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000105186 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000105186 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000105186 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000105186 | Freddie Mac Pool SD8199
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000105186 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000105186 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000105186 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105186 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000105186 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000105186 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000105186 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000105186 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000105186 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000105186 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105186 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000105186 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000105185 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105185 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000105185 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000105185 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000105185 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000105185 | Freddie Mac Pool SD8199
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000105185 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000105185 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000105185 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105185 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000105185 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000105185 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000105185 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000105185 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000105185 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000105185 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105185 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000105185 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000218402 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218402 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000218402 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000218402 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000218402 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000218402 | Freddie Mac Pool SD8199
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000218402 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000218402 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000218402 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218402 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000218402 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000218402 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000218402 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000218402 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000218402 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000218402 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218402 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000218402 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.86%